Average Annual Total Returns - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - FidelityCaliforniaLimitedTermTax-FreeBondFund-PRO - Fidelity California Limited Term Tax-Free Bond Fund	Apr. 29, 2025
Fidelity California Limited Term Tax-Free Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.72%
Past 5 years	0.76%
Past 10 years	1.26%
Fidelity California Limited Term Tax-Free Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.72%
Past 5 years	0.75%
Past 10 years	1.25%
Fidelity California Limited Term Tax-Free Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.83%
Past 5 years	0.95%
Past 10 years	1.34%
LB015
Average Annual Return:
Past 1 year	1.05%
Past 5 years	0.99%
Past 10 years	2.25%
LB286
Average Annual Return:
Past 1 year	1.55%
Past 5 years	0.92%
Past 10 years	1.36%